Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan
For the years ended December 31:

	2015	2014	2013
Compensation cost for stock options, stock appreciation rights, performance restricted stock units and restricted stock units	$51.2	$38.9	$43.3
Total income tax benefit recognized for share-based arrangements	4.1	3.2	14.9

Schedule of Options Activity During Period
A summary of stock options as of December 31, 2015, and changes during 2015, is as follows:

	Shares (in 000’s)	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	17,158	$31.74
Granted	—	—
Exercised	—	—
Forfeited	(6)	18.25
Expired	(5,504)	38.20
Outstanding at December 31, 2015	11,648	$28.70	2.9	$—
Exercisable at December 31, 2015	11,018	$28.18	2.9	$—

Schedule of Cash Proceeds, Tax Benefits, and Instrinsic Value Related to Options Exercised During Period
Cash proceeds, tax obligations and intrinsic value related to total stock options exercised during 2014 and 2013, were as follows:

	2014	2013
Cash proceeds from stock options exercised	$.2	$19.4
Tax obligation realized for stock options exercised	—	(1.8)
Intrinsic value of stock options exercised	—	6.4

Schedule of Restricted Stock and Units Activity During Period
A summary of restricted stock and restricted stock units at December 31, 2015, and changes during 2015, is as follows:

	Restricted Stock And Units (in 000’s)	Weighted-Average Grant-Date Fair Value
January 1, 2015	4,995	$16.80
Granted	2,938	7.91
Vested	(1,084)	18.14
Forfeited	(827)	14.09
December 31, 2015	6,022	$12.62

Schedule of Share-Based Compensation Performance Restricted Stock Units Activity
A summary of performance restricted stock units at December 31, 2015, and changes during 2015, is as follows:

	Performance Restricted Stock Units (in 000’s)	Weighted-Average Grant-Date Fair Value
January 1, 2015(1)	4,976	$17.53
Granted	2,013	7.49
Vested	—	—
Forfeited	(1,655)	18.32
December 31, 2015(1)	5,334	$13.51
(1) Based on initial target payout.